PARENT COMPANY (Tables)	12 Months Ended
Jun. 30, 2021
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheet

Condensed financial information of WVS Financial Corp. is as follows:

CONDENSED BALANCE SHEET

	June 30,
	2021	2020

	(Dollars in Thousands)
ASSETS
Interest-earning deposits with subsidiary bank	$1,688	$2,676
Certificates of deposit	—	993
Investment securities available for sale	3,572	992
Investment in subsidiary bank	33,239	31,952
Other assets	177	702

TOTAL ASSETS	$38,676	$37,315

LIABILITIES AND STOCKHOLDERS’ EQUITY
Other liabilities	$287	$402
Stockholders’ equity	38,389	36,913

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$38,676	$37,315

Condensed Statement of Income

CONDENSED STATEMENT OF INCOME

	Year Ended June 30,
	2021	2020	2019

	(Dollars in Thousands)
INCOME
Interest on loans	$86	$111	$109
Interest on certificates of deposit	8	24	—
Interest on investment securities available for sale	21	12	—
Dividend from subsidiary	1,075	2,275	2,450
Interest-earning deposits with subsidiary bank	2	2	3

Total income	1,192	2,424	2,562

OTHER OPERATING EXPENSE	129	134	129

Income before equity in undistributed earnings of subsidiary	1,063	2,290	2,433
Equity in undistributed earnings of subsidiary	229	204	329
Income before income taxes	1,292	2,494	2,762
Income tax (benefit) expense	(4)	4	(33)
NET INCOME	$1,296	$2,490	$2,795

Condensed Statement of Cash Flows

STATEMENT OF CASH FLOWS

	Year Ended June 30,
	2021	2020	2019

	(Dollars in Thousands)
OPERATING ACTIVITIES
Net income	$1,296	$2,490	$2,795
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiary	(229)	(204)	(329)
Amortization of unallocated ESOP shares	166	158	200
Other, net	397	355	(541)

Net cash provided by operating activities	1,630	2,799	2,125

INVESTING ACTIVITIES
Available for sale:
Purchases of investment securities available for sale	(16,067)	(4,928)	(497)
Proceeds from repayments of investment securities available for sale	13,500	3,948	—
Purchase of certificates of deposit	—	(2,234)	—
Maturities/redemptions of certificates of deposit	993	1,738	—

Net cash used for investing activities	(1,574)	(1,476)	(497)

FINANCING ACTIVITIES
Cash dividends paid	(700)	(707)	(783)
Purchase of treasury stock	(344)	(506)	(383)

Net cash used for financing activities	(1,044)	(1,213)	(1,166)

(Decrease) increase in cash and cash equivalents	(988)	110	462
CASH AND CASH EQUIVALENTS
BEGINNING OF YEAR	2,676	2,566	2,104

CASH AND CASH EQUIVALENTS
END OF YEAR	$1,688	$2,676	$2,566